Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Percentage of subscription	150.00%	150.00%
Subscription amount	$ 24,495,000	$ 24,495,000